Loss per share - Schedule of Potentially Dilutive Securities (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [line items]
Potentially dilutive securities	17,860,091,000	10,313,255,000	4,633,419,000
2019 Equity Incentive Plan - Share Options
Earnings per share [line items]
Potentially dilutive securities	11,156,101,000	5,951,115,000	2,904,673,000
2019 Equity Incentive Plan - RSUs
Earnings per share [line items]
Potentially dilutive securities	1,633,507,000	495,879,000	63,281,000
Conversion of the principal amount of convertible loans into the Company's common shares
Earnings per share [line items]
Potentially dilutive securities	0	3,866,261,000	1,665,465,000
Outstanding warrants
Earnings per share [line items]
Potentially dilutive securities	4,940,135,000	0	0
2022 ESPP
Earnings per share [line items]
Potentially dilutive securities	130,348,000	0	0